NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of calculation of the net income per share	Table 1
Schedule of securities used for calculation of the weighted average number of ordinary shares diluted	Table 2